Income Taxes - Schedule of Expected Income Tax Expenses (Details) - USD ($)		6 Months Ended
		Jun. 30, 2026	Jun. 30, 2025	Jun. 30, 2024
Schedule of Expected Income Tax Expenses [Line Items]
Loss before income taxes		$ 648,698	$ 617,290	$ 261,486
Income tax benefits at foreign taxes
Tax effects by locations:
Changes in valuation allowance		(46,694)
Income tax benefits			$ 54,143	$ 43,363
Hong Kong [Member]
Schedule of Expected Income Tax Expenses [Line Items]
Hong Kong statutory income tax rate		16.50%	16.50%	16.50%
Computed income tax benefit with Hong Kong statutory income tax rate		$ 107,035	$ 101,853	$ 43,146
Tax effects by locations:
Non-taxable income		3	5	217
Non-deductible expenses		(421)
Singapore [Member]
Tax effects by locations:
Non-deductible expenses	[1]	(73,731)
Cayman Island [Member]
Tax effects by locations:
Non-taxable income	[2]	310,559
Non-deductible expenses	[1]	(295,752)	(47,715)
BVI [Member]
Tax effects by locations:
Non-deductible expenses		$ (999)

[1]	Non-deductible expenses for the six months ended June 30, 2026 primarily represented (i) unrealized losses on digital assets; (ii) unrealized losses on investment in equity securities, resulting from investment in DV8 Public Company Limited; and (iii) the professional fees and other expenses incurred by foreign entities. Non-deductible expenses for the six months ended June 30, 2025 mainly represented expenses incurred by the Company. Since the Company is a holding company with no operations, the expenses were not allowed to be carried forward and set off profits in subsequent periods according to Hong Kong tax laws.
[2]	Non-taxable income for the six months ended June 30, 2026 mainly represented unrealized gains on investment in equity securities, resulting from investment in ASP LLC.